Land Use Rights, Net (Details) - Schedule of estimated future amortization expense for land use rights	Mar. 31, 2023 USD ($)
Land Use Rights, Net (Details) - Schedule of estimated future amortization expense for land use rights [Line Items]
2024	$ 91,254
2025	91,254
2026	91,254
2027	91,254
2028	91,254
Thereafter	1,164,968
Total	$ 1,621,238